United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

_______________________Money Market Obligations Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Automated Government Cash Reserves

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES – 91.9%
$68,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030% — 0.190%, 2/3/2010 — 7/15/2010	67,986,819
55,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% — 0.393%, 2/1/2010 — 3/20/2010	54,998,908
11,900,000		Federal Farm Credit System Notes, 1.050% — 2.000%, 3/18/2010 — 6/11/2010	11,912,031
124,880,000	[1]	Federal Home Loan Bank System Discount Notes, 0.055% — 0.200%, 2/3/2010 — 6/16/2010	124,862,662
25,725,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.131% — 0.780%, 2/1/2010 — 2/25/2010	25,723,541
39,360,000		Federal Home Loan Bank System Notes, 0.900% — 5.000%, 2/9/2010 — 7/16/2010	39,514,865
		TOTAL U.S. GOVERNMENT AGENCIES	324,998,826
		U.S. TREASURY – 7.1%
5,000,000	[1]	United States Treasury Bill, 0.110%, 4/1/2010	4,999,099
7,000,000	[1]	United States Treasury Bill, 0.200%, 7/1/2010	6,994,167
7,000,000		United States Treasury Note, 2.000%, 2/28/2010	7,009,654
6,000,000		United States Treasury Note, 4.750%, 2/15/2010	6,010,768
		TOTAL U.S. TREASURY	25,013,688
		TOTAL INVESTMENTS — 99.0% (AT AMORTIZED COST)[3]	350,012,514
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[4]	3,600,734
		TOTAL NET ASSETS — 100%	$353,613,249
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
1

U.S. Treasury Cash Reserves

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS – 89.8%
	U.S. Treasury Bills – 67.0%;1
$250,000,000	United States Treasury Bill, 0.060%, 4/15/2010	$249,969,583
250,000,000	United States Treasury Bill, 0.115%, 7/8/2010	249,874,618
300,000,000	United States Treasury Bill, 0.140%, 7/29/2010	299,792,333
500,000,000	United States Treasury Bill, 0.160%, 7/1/2010	499,666,667
260,650,000	United States Treasury Bill, 0.170%, 6/24/2010	260,473,989
250,000,000	United States Treasury Bill, 0.180%, 6/3/2010	249,847,500
1,442,000,000	United States Treasury Bills, 0.010% - 0.083%, 2/18/2010	1,441,972,920
920,000,000	United States Treasury Bills, 0.010% - 0.090%, 2/11/2010	919,985,236
214,000,000	United States Treasury Bills, 0.010% - 0.090%, 4/8/2010	213,966,743
4,390,600,000	United States Treasury Bills, 0.015% - 0.095%, 2/4/2010	4,390,589,641
600,000,000	United States Treasury Bills, 0.020% - 0.030%, 3/11/2010	599,986,278
180,170,000	United States Treasury Bills, 0.025% - 0.050%, 3/4/2010	180,165,472
625,000,000	United States Treasury Bills, 0.025% - 0.070%, 2/25/2010	624,978,333
1,160,000,000	United States Treasury Bills, 0.050% - 0.110%, 4/1/2010	1,159,844,469
1,573,200,000	United States Treasury Bills, 0.140% - 0.170%, 6/10/2010	1,572,337,033
301,925,000	United States Treasury Bills, 0.160% - 0.165%, 6/17/2010	301,738,725
	TOTAL	13,215,189,540
	U.S. Treasury Notes – 22.8%
50,000,000	United States Treasury Note, 1.750%, 3/31/2010	50,132,481
1,275,000,000	United States Treasury Note, 2.000%, 2/28/2010	1,276,812,463
250,000,000	United States Treasury Note, 2.625%, 5/31/2010	251,899,957
70,000,000	United States Treasury Note, 3.625%, 6/15/2010	70,896,839
50,000,000	United States Treasury Note, 4.000%, 3/15/2010	50,226,980
100,000,000	United States Treasury Note, 4.000%, 4/15/2010	100,783,460
100,000,000	United States Treasury Note, 4.125%, 8/15/2010	102,079,409
2,369,000,000	United States Treasury Notes, 3.500% - 6.500%, 2/15/2010	2,373,544,268
233,000,000	United States Treasury Notes, 3.875% - 4.500%, 5/15/2010	235,679,695
	TOTAL	4,512,055,552
	TOTAL INVESTMENTS — 89.8% (AT AMORTIZED COST)[2]	17,727,245,092
	OTHER ASSETS AND LIABILITIES - NET — 10.2%[3]	2,020,698,050
	TOTAL NET ASSETS — 100%	$19,747,943,142
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a receivable for investments sold on January 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010